Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Unearned Compensation-ESOP [Member]	Retained Earnings [Member]	AOCI [Member]	Treasury Stock [Member]	Total
Balance at Sep. 30, 2010	$ 915	$ 457,540	$ (6,050)	$ 801,044	$ 31,862	$ (323,361)	$ 961,950
Net income				38,403			38,403
Other comprehensive income, net of tax					(5,155)		(5,155)
ESOP activity, net		3,259	2,763				6,022
Restricted stock activity, net		(4)					(4)
Stock-based compensation		262					262
Stock options exercised		42					42
Dividends on common stock to stockholders				(150,110)			(150,110)
Merger of Capitol Federal Savings Bank MHC	(522)	1,997		(1,223)			252
Retirement of treasury stock	(175)	(204,199)		(118,987)		323,361
Exchange of common stock	276	(323)					(47)
Proceeds from stock offering, net of offering expenses	1,181	1,133,993					1,135,174
Purchase of common stock by ESOP			(47,260)				(47,260)
Balance at Sep. 30, 2011	1,675	1,392,567	(50,547)	569,127	26,707		1,939,529
Net income				74,513			74,513
Other comprehensive income, net of tax					(2,500)		(2,500)
ESOP activity, net		3,434	2,972				6,406
Restricted stock activity, net	5	(5)
Stock-based compensation		1,196					1,196
Repurchase of common stock	(126)	(105,131)		(43,722)			(148,979)
Stock options exercised		61					61
Dividends on common stock to stockholders				(63,768)			(63,768)
Balance at Sep. 30, 2012	1,554	1,292,122	(47,575)	536,150	24,207		1,806,458
Net income				69,340			69,340
Other comprehensive income, net of tax					(16,940)		(16,940)
ESOP activity, net		3,678	2,972				6,650
Restricted stock activity, net		172					172
Stock-based compensation		2,633					2,633
Repurchase of common stock	(76)	(62,836)		(26,463)			(89,375)
Stock options exercised		12					12
Dividends on common stock to stockholders				(146,824)			(146,824)
Balance at Sep. 30, 2013	$ 1,478	$ 1,235,781	$ (44,603)	$ 432,203	$ 7,267		$ 1,632,126